Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Invesco Actively Managed Exchange-Traded Fund Trust
Entity Central Index Key	0001418144
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
C000068414 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Active U.S. Real Estate ETF
Class Name	Invesco Active U.S. Real Estate ETF
Trading Symbol	PSR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Active U.S. Real Estate ETF (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Active U.S. Real Estate ETF	$20	0.38%
*	Annualized.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.38%	[1]
Net Assets	$ 51,946,205
Holdings Count | Holding	33
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$51,946,205
Total number of portfolio holdings	33
Portfolio turnover rate	53%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Prologis, Inc.	9.51%
Welltower, Inc.	8.31%
American Tower Corp.	7.90%
Digital Realty Trust, Inc.	7.40%
Equinix, Inc.	5.59%
CubeSmart	4.87%
Iron Mountain, Inc.	4.42%
Tanger, Inc.	3.93%
Gaming and Leisure Properties, Inc.	3.83%
Omega Healthcare Investors, Inc.	3.75%
* Excluding money market fund holdings, if any.
Property type
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Prologis, Inc.	9.51%
Welltower, Inc.	8.31%
American Tower Corp.	7.90%
Digital Realty Trust, Inc.	7.40%
Equinix, Inc.	5.59%
CubeSmart	4.87%
Iron Mountain, Inc.	4.42%
Tanger, Inc.	3.93%
Gaming and Leisure Properties, Inc.	3.83%
Omega Healthcare Investors, Inc.	3.75%
* Excluding money market fund holdings, if any.

C000112015 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P 500® Downside Hedged ETF
Class Name	Invesco S&P 500® Downside Hedged ETF
Trading Symbol	PHDG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco S&P 500® Downside Hedged ETF (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P 500® Downside Hedged ETF	$17	0.34%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.34%	[2],[3]
Net Assets	$ 65,040,896
Holdings Count | Holding	510
Investment Company Portfolio Turnover	199.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$65,040,896
Total number of portfolio holdings	510
Portfolio turnover rate	199%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	5.75%
Apple, Inc.	4.72%
Microsoft Corp.	3.59%
Amazon.com, Inc.	3.07%
Alphabet, Inc., Class A	2.66%
Broadcom, Inc.	2.35%
Alphabet, Inc., Class C	2.12%
Meta Platforms, Inc., Class A	1.59%
Tesla, Inc.	1.27%
Berkshire Hathaway, Inc., Class B	1.03%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	5.75%
Apple, Inc.	4.72%
Microsoft Corp.	3.59%
Amazon.com, Inc.	3.07%
Alphabet, Inc., Class A	2.66%
Broadcom, Inc.	2.35%
Alphabet, Inc., Class C	2.12%
Meta Platforms, Inc., Class A	1.59%
Tesla, Inc.	1.27%
Berkshire Hathaway, Inc., Class B	1.03%
* Excluding money market fund holdings, if any.

C000162616 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Variable Rate Investment Grade ETF
Class Name	Invesco Variable Rate Investment Grade ETF
Trading Symbol	VRIG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Variable Rate Investment Grade ETF (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Variable Rate Investment Grade ETF	$15	0.30%
*	Annualized.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%	[4]
Net Assets	$ 1,481,389,510
Holdings Count | Holding	363
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$1,481,389,510
Total number of portfolio holdings	363
Portfolio turnover rate	17%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
U.S. Treasury Floating Rate Notes, 3.74%, 01/31/2027	5.61%
U.S. Treasury Floating Rate Notes, 3.83%, 10/31/2027	4.68%
U.S. Treasury Floating Rate Notes, 3.80%, 04/30/2027	2.85%
U.S. Treasury Floating Rate Notes, 3.80%, 07/31/2027	2.70%
U.S. Treasury Floating Rate Notes, 3.74%, 01/31/2028	1.15%
Fannie Mae Connecticut Avenue Securities, Series 2026-R03, Class 2M1, 4.89%, 04/25/2046	0.71%
Fannie Mae Connecticut Avenue Securities, Series 2024-R05, Class 2M2, 5.35%, 07/25/2044	0.68%
Fannie Mae Connecticut Avenue Securities, Series 2021-R03, Class 1M2, 5.30%, 12/25/2041	0.67%
Freddie Mac, Series 2026-DNA2, Class M1, STACR®, 4.85%, 03/25/2046	0.66%
Freddie Mac, Series 2024-DNA2, Class A1, STACR®, 4.90%, 05/25/2044	0.65%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
U.S. Treasury Floating Rate Notes, 3.74%, 01/31/2027	5.61%
U.S. Treasury Floating Rate Notes, 3.83%, 10/31/2027	4.68%
U.S. Treasury Floating Rate Notes, 3.80%, 04/30/2027	2.85%
U.S. Treasury Floating Rate Notes, 3.80%, 07/31/2027	2.70%
U.S. Treasury Floating Rate Notes, 3.74%, 01/31/2028	1.15%
Fannie Mae Connecticut Avenue Securities, Series 2026-R03, Class 2M1, 4.89%, 04/25/2046	0.71%
Fannie Mae Connecticut Avenue Securities, Series 2024-R05, Class 2M2, 5.35%, 07/25/2044	0.68%
Fannie Mae Connecticut Avenue Securities, Series 2021-R03, Class 1M2, 5.30%, 12/25/2041	0.67%
Freddie Mac, Series 2026-DNA2, Class M1, STACR®, 4.85%, 03/25/2046	0.66%
Freddie Mac, Series 2024-DNA2, Class A1, STACR®, 4.90%, 05/25/2044	0.65%
* Excluding money market fund holdings, if any.

C000197599 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Ultra Short Duration ETF
Class Name	Invesco Ultra Short Duration ETF
Trading Symbol	GSY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Ultra Short Duration ETF (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Ultra Short Duration ETF	$11	0.22%
*	Annualized.

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.22%	[5]
Net Assets	$ 3,466,049,661
Holdings Count | Holding	388
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$3,466,049,661
Total number of portfolio holdings	388
Portfolio turnover rate	24%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
American Tower Corp., 2.75%, 01/15/2027	0.74%
Jefferies Financial Group, Inc., 4.50%, 09/15/2026	0.72%
Haleon US Capital LLC, 3.38%, 03/24/2027	0.72%
U.S. Treasury Notes, 3.38%, 02/29/2028	0.71%
Oracle Corp., 4.35 - 4.38%, 07/23/2026	0.71%
U.S. Treasury Bills, 3.74%, 03/18/2027	0.70%
U.S. Treasury Bills, 3.65%, 04/15/2027	0.69%
Brunswick Corp., 4.35%, 05/05/2026	0.69%
Global Payments Inc., 4.22%, 05/04/2026	0.63%
NatWest Group PLC, 5.58%, 03/01/2028	0.60%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
American Tower Corp., 2.75%, 01/15/2027	0.74%
Jefferies Financial Group, Inc., 4.50%, 09/15/2026	0.72%
Haleon US Capital LLC, 3.38%, 03/24/2027	0.72%
U.S. Treasury Notes, 3.38%, 02/29/2028	0.71%
Oracle Corp., 4.35 - 4.38%, 07/23/2026	0.71%
U.S. Treasury Bills, 3.74%, 03/18/2027	0.70%
U.S. Treasury Bills, 3.65%, 04/15/2027	0.69%
Brunswick Corp., 4.35%, 05/05/2026	0.69%
Global Payments Inc., 4.22%, 05/04/2026	0.63%
NatWest Group PLC, 5.58%, 03/01/2028	0.60%
* Excluding money market fund holdings, if any.

C000197600 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Total Return Bond ETF
Class Name	Invesco Total Return Bond ETF
Trading Symbol	GTO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Total Return Bond ETF (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Total Return Bond ETF	$17	0.34%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.34%	[6],[7]
Net Assets	$ 2,260,334,869
Holdings Count | Holding	1,759
Investment Company Portfolio Turnover	296.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$2,260,334,869
Total number of portfolio holdings	1,759
Portfolio turnover rate	296%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Uniform Mortgage-Backed Securities, TBA, 5.00%, 05/01/2056	3.30%
Uniform Mortgage-Backed Securities, TBA, 2.50%, 05/01/2056	2.91%
Uniform Mortgage-Backed Securities, TBA, 2.00%, 05/01/2056	2.82%
U.S. Treasury Notes, 4.13%, 02/15/2036	2.59%
U.S. Treasury Bonds, 4.63%, 11/15/2055	2.53%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 05/01/2056	2.44%
U.S. Treasury Notes, 3.88%, 04/15/2029	2.10%
U.S. Treasury Notes, 3.88%, 03/31/2031	1.76%
U.S. Treasury Notes, 3.88%, 03/31/2028	1.57%
Uniform Mortgage-Backed Securities, TBA, 4.50%, 05/01/2056	1.49%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Uniform Mortgage-Backed Securities, TBA, 5.00%, 05/01/2056	3.30%
Uniform Mortgage-Backed Securities, TBA, 2.50%, 05/01/2056	2.91%
Uniform Mortgage-Backed Securities, TBA, 2.00%, 05/01/2056	2.82%
U.S. Treasury Notes, 4.13%, 02/15/2036	2.59%
U.S. Treasury Bonds, 4.63%, 11/15/2055	2.53%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 05/01/2056	2.44%
U.S. Treasury Notes, 3.88%, 04/15/2029	2.10%
U.S. Treasury Notes, 3.88%, 03/31/2031	1.76%
U.S. Treasury Notes, 3.88%, 03/31/2028	1.57%
Uniform Mortgage-Backed Securities, TBA, 4.50%, 05/01/2056	1.49%
* Excluding money market fund holdings, if any.

C000218086 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco High Yield Systematic Bond ETF
Class Name	Invesco High Yield Systematic Bond ETF
Trading Symbol	GTOQ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco High Yield Systematic Bond ETF (the “Fund”), formerly Invesco High Yield Bond Factor ETF, for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco High Yield Systematic Bond ETF	$20	0.39%
*	Annualized.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%	[8]
Net Assets	$ 162,511,181
Holdings Count | Holding	489
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$162,511,181
Total number of portfolio holdings	489
Portfolio turnover rate	21%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Rakuten Group, Inc., 9.75%, 04/15/2029	0.66%
Clarivate Science Holdings Corp., 3.88%, 07/01/2028	0.63%
Sunoco L.P./Sunoco Finance Corp., 5.88%, 03/15/2028	0.62%
AMN Healthcare, Inc., 4.00%, 04/15/2029	0.60%
EnerSys, 4.38%, 12/15/2027	0.56%
PRA Group, Inc., 8.88%, 01/31/2030	0.56%
Resorts World Las Vegas LLC/RWLV Capital, Inc., 4.63%, 04/16/2029	0.55%
Venture Global LNG, Inc., 8.13%, 06/01/2028	0.55%
1011778 BC ULC/New Red Finance, Inc., 3.88%, 01/15/2028	0.54%
Global Aircraft Leasing Co. Ltd., 8.75%, 09/01/2027	0.51%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Rakuten Group, Inc., 9.75%, 04/15/2029	0.66%
Clarivate Science Holdings Corp., 3.88%, 07/01/2028	0.63%
Sunoco L.P./Sunoco Finance Corp., 5.88%, 03/15/2028	0.62%
AMN Healthcare, Inc., 4.00%, 04/15/2029	0.60%
EnerSys, 4.38%, 12/15/2027	0.56%
PRA Group, Inc., 8.88%, 01/31/2030	0.56%
Resorts World Las Vegas LLC/RWLV Capital, Inc., 4.63%, 04/16/2029	0.55%
Venture Global LNG, Inc., 8.13%, 06/01/2028	0.55%
1011778 BC ULC/New Red Finance, Inc., 3.88%, 01/15/2028	0.54%
Global Aircraft Leasing Co. Ltd., 8.75%, 09/01/2027	0.51%
* Excluding money market fund holdings, if any.

C000239743 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco AAA CLO Floating Rate Note ETF
Class Name	Invesco AAA CLO Floating Rate Note ETF
Trading Symbol	ICLO
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco AAA CLO Floating Rate Note ETF (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco AAA CLO Floating Rate Note ETF	$10	0.19%
*	Annualized.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.19%	[9]
Net Assets	$ 450,813,808
Holdings Count | Holding	163
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$450,813,808
Total number of portfolio holdings	163
Portfolio turnover rate	39%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Ares LIII CLO Ltd., Series 2019-53A, Class A1R2, 4.76%, 10/24/2036	3.33%
Barings Euro CLO DAC, Series 2024-1A, Class AR, 3.51%, 04/20/2039	3.12%
BlackRock CLO L.P., Series 2025-2A, Class A, 5.05%, 11/21/2033	3.12%
RR 26 Ltd., Series 2023-26A, Class A1R, 4.79%, 04/15/2038	2.22%
Cairn Clo XVI DAC, Series 2023-16A, Class AR, 3.46%, 01/15/2040	2.11%
Whetstone Park CLO Ltd., Series 2021-1A, Class A1R, 4.75%, 01/20/2035	2.00%
Sona Fios CLO II DAC, 3.25%, 02/15/2039	1.82%
Carlyle US CLO Ltd., Series 2022-3A, Class A1R2, 4.84%, 04/20/2039	1.77%
Blackrock MT. Lassen CLO XV LLC, Series 2025-1A, Class A1, 5.32%, 07/15/2037	1.66%
Park Blue CLO Ltd., Series 2025-7A, Class A1, 4.89%, 04/25/2038	1.61%
* Excluding money market fund holdings, if any.
Duration allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Ares LIII CLO Ltd., Series 2019-53A, Class A1R2, 4.76%, 10/24/2036	3.33%
Barings Euro CLO DAC, Series 2024-1A, Class AR, 3.51%, 04/20/2039	3.12%
BlackRock CLO L.P., Series 2025-2A, Class A, 5.05%, 11/21/2033	3.12%
RR 26 Ltd., Series 2023-26A, Class A1R, 4.79%, 04/15/2038	2.22%
Cairn Clo XVI DAC, Series 2023-16A, Class AR, 3.46%, 01/15/2040	2.11%
Whetstone Park CLO Ltd., Series 2021-1A, Class A1R, 4.75%, 01/20/2035	2.00%
Sona Fios CLO II DAC, 3.25%, 02/15/2039	1.82%
Carlyle US CLO Ltd., Series 2022-3A, Class A1R2, 4.84%, 04/20/2039	1.77%
Blackrock MT. Lassen CLO XV LLC, Series 2025-1A, Class A1, 5.32%, 07/15/2037	1.66%
Park Blue CLO Ltd., Series 2025-7A, Class A1, 4.89%, 04/25/2038	1.61%
* Excluding money market fund holdings, if any.

C000239744 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Short Duration High Yield ETF
Class Name	Invesco Short Duration High Yield ETF
Trading Symbol	GTOH
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Short Duration High Yield ETF (the “Fund”), formerly Invesco High Yield Select ETF, for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Short Duration High Yield ETF	$24	0.48%
*	Annualized.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.48%	[10]
Net Assets	$ 10,662,800
Holdings Count | Holding	181
Investment Company Portfolio Turnover	82.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$10,662,800
Total number of portfolio holdings	181
Portfolio turnover rate	82%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Iliad Holding S.A.S., 8.50%, 04/15/2031	1.99%
Melco Resorts Finance Ltd., 5.38%, 12/04/2029	1.83%
Studio City Finance Ltd., 5.00%, 01/15/2029	1.79%
Paramount Global, 4.95%, 01/15/2031	1.48%
Carriage Services, Inc., 4.25%, 05/15/2029	1.47%
Genesis Energy L.P./Genesis Energy Finance Corp., 8.25%, 01/15/2029	1.47%
VOC Escrow Ltd., 5.00%, 02/15/2028	1.46%
Venture Global Plaquemines LNG LLC, 6.13%, 12/15/2030	1.45%
Hilcorp Energy I L.P./Hilcorp Finance Co., 6.00%, 04/15/2030	1.42%
EZCORP, Inc., 7.38%, 04/01/2032	1.39%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Iliad Holding S.A.S., 8.50%, 04/15/2031	1.99%
Melco Resorts Finance Ltd., 5.38%, 12/04/2029	1.83%
Studio City Finance Ltd., 5.00%, 01/15/2029	1.79%
Paramount Global, 4.95%, 01/15/2031	1.48%
Carriage Services, Inc., 4.25%, 05/15/2029	1.47%
Genesis Energy L.P./Genesis Energy Finance Corp., 8.25%, 01/15/2029	1.47%
VOC Escrow Ltd., 5.00%, 02/15/2028	1.46%
Venture Global Plaquemines LNG LLC, 6.13%, 12/15/2030	1.45%
Hilcorp Energy I L.P./Hilcorp Finance Co., 6.00%, 04/15/2030	1.42%
EZCORP, Inc., 7.38%, 04/01/2032	1.39%
* Excluding money market fund holdings, if any.

C000239745 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Rochester® High Yield Municipal ETF
Class Name	Invesco Rochester® High Yield Municipal ETF
Trading Symbol	IROC
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Rochester® High Yield Municipal ETF (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Rochester® High Yield Municipal ETF	$0	0.00%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%	[11],[12]
Net Assets	$ 114,195,166
Holdings Count | Holding	135
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$114,195,166
Total number of portfolio holdings	135
Portfolio turnover rate	28%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
New Mexico (State of) Hospital Equipment Loan Council (Presbyterian Healthcare), Series 2008, VRD Ref. RB, 1.85%, 08/01/2034	3.50%
Columbus Medical Center Hospital Authority (Piedmont Healthcare, Inc.), Series 2019, RB, 5.00%, 07/01/2026	1.75%
Ohio (State of), Series 2025, Ref. VRD RB, 1.80%, 01/15/2050	1.75%
Central Plains Energy Project (No. 3), Series 2017 A, Ref. RB, 5.00%, 09/01/2042	1.35%
South Carolina (State of) Jobs-Economic Development Authority (Beaufort Memorial Hospital & South of Broad Healthcare), Series 2024, RB, 5.75%, 11/15/2054	1.33%
Massachusetts (Commonwealth of) Development Finance Agency (Emerson College), Series 2016 A, RB, 5.00%, 01/01/2047	1.31%
Bucks (County of), PA Industrial Development Authority (Grand View Hospital), Series 2021, RB, 5.00%, 07/01/2054	1.30%
Southern California Tobacco Securitization Authority (San Diego County Asset Securitization Corp.), Series 2019, Ref. RB, 5.00%, 06/01/2048	1.29%
Indiana (State of) Finance Authority (Institute of Technology), Series 2019, Ref. RB, 5.00%, 09/01/2040	1.28%
California (State of) School Finance Authority (Green Dot Public Schools), Series 2018 A, RB, 5.00%, 08/01/2048	1.27%
* Excluding money market fund holdings, if any.
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
New Mexico (State of) Hospital Equipment Loan Council (Presbyterian Healthcare), Series 2008, VRD Ref. RB, 1.85%, 08/01/2034	3.50%
Columbus Medical Center Hospital Authority (Piedmont Healthcare, Inc.), Series 2019, RB, 5.00%, 07/01/2026	1.75%
Ohio (State of), Series 2025, Ref. VRD RB, 1.80%, 01/15/2050	1.75%
Central Plains Energy Project (No. 3), Series 2017 A, Ref. RB, 5.00%, 09/01/2042	1.35%
South Carolina (State of) Jobs-Economic Development Authority (Beaufort Memorial Hospital & South of Broad Healthcare), Series 2024, RB, 5.75%, 11/15/2054	1.33%
Massachusetts (Commonwealth of) Development Finance Agency (Emerson College), Series 2016 A, RB, 5.00%, 01/01/2047	1.31%
Bucks (County of), PA Industrial Development Authority (Grand View Hospital), Series 2021, RB, 5.00%, 07/01/2054	1.30%
Southern California Tobacco Securitization Authority (San Diego County Asset Securitization Corp.), Series 2019, Ref. RB, 5.00%, 06/01/2048	1.29%
Indiana (State of) Finance Authority (Institute of Technology), Series 2019, Ref. RB, 5.00%, 09/01/2040	1.28%
California (State of) School Finance Authority (Green Dot Public Schools), Series 2018 A, RB, 5.00%, 08/01/2048	1.27%
* Excluding money market fund holdings, if any.

C000239746 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Short Duration Total Return Bond ETF
Class Name	Invesco Short Duration Total Return Bond ETF
Trading Symbol	GTOS
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Short Duration Total Return Bond ETF (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Short Duration Total Return Bond ETF	$15	0.30%
*	Annualized.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%	[13]
Net Assets	$ 121,218,325
Holdings Count | Holding	619
Investment Company Portfolio Turnover	216.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$121,218,325
Total number of portfolio holdings	619
Portfolio turnover rate	216%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Meta Platforms, Inc., 4.55%, 05/15/2031	2.02%
CoreWeave Compute Acquisition Co. VIII LLC, Delayed Draw Term Loan, 0.00%, 03/31/2032	1.50%
Augusta SpinCo Corp., 4.32%, 09/23/2027	1.21%
Roblox Corp., 3.88%, 05/01/2030	1.02%
U.S. Treasury Notes, 3.88%, 03/31/2028	0.98%
BX Commercial Mortgage Trust, Series 2026-CSMO, Class A, 5.05%, 02/15/2043	0.93%
VoltaGrid LLC, 7.38%, 11/01/2030	0.86%
Whetstone Park CLO Ltd., Series 2021-1A, Class A1R, 4.75%, 01/20/2035	0.82%
Compass Datacenters Issuer II LLC, Series 2025-2A, Class A1, 4.93%, 11/25/2050	0.78%
TransDigm, Inc., 6.38%, 03/01/2029	0.73%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Meta Platforms, Inc., 4.55%, 05/15/2031	2.02%
CoreWeave Compute Acquisition Co. VIII LLC, Delayed Draw Term Loan, 0.00%, 03/31/2032	1.50%
Augusta SpinCo Corp., 4.32%, 09/23/2027	1.21%
Roblox Corp., 3.88%, 05/01/2030	1.02%
U.S. Treasury Notes, 3.88%, 03/31/2028	0.98%
BX Commercial Mortgage Trust, Series 2026-CSMO, Class A, 5.05%, 02/15/2043	0.93%
VoltaGrid LLC, 7.38%, 11/01/2030	0.86%
Whetstone Park CLO Ltd., Series 2021-1A, Class A1R, 4.75%, 01/20/2035	0.82%
Compass Datacenters Issuer II LLC, Series 2025-2A, Class A1, 4.93%, 11/25/2050	0.78%
TransDigm, Inc., 6.38%, 03/01/2029	0.73%
* Excluding money market fund holdings, if any.

C000250918 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco QQQ Income Advantage ETF
Class Name	Invesco QQQ Income Advantage ETF
Trading Symbol	QQA
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco QQQ Income Advantage ETF (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco QQQ Income Advantage ETF	$13	0.26%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.26%	[14],[15]
Net Assets	$ 677,696,656
Holdings Count | Holding	123
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$677,696,656
Total number of portfolio holdings	123
Portfolio turnover rate	10%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	6.56%
Apple, Inc.	5.39%
Microsoft Corp.	4.10%
Amazon.com, Inc.	3.85%
Alphabet, Inc., Class A	3.03%
Alphabet, Inc., Class C	2.81%
Broadcom, Inc.	2.68%
Tesla, Inc.	2.58%
Meta Platforms, Inc., Class A	2.44%
Walmart, Inc.	2.41%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	6.56%
Apple, Inc.	5.39%
Microsoft Corp.	4.10%
Amazon.com, Inc.	3.85%
Alphabet, Inc., Class A	3.03%
Alphabet, Inc., Class C	2.81%
Broadcom, Inc.	2.68%
Tesla, Inc.	2.58%
Meta Platforms, Inc., Class A	2.44%
Walmart, Inc.	2.41%
* Excluding money market fund holdings, if any.

C000250919 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P 500 Equal Weight Income Advantage ETF
Class Name	Invesco S&P 500 Equal Weight Income Advantage ETF
Trading Symbol	RSPA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco S&P 500 Equal Weight Income Advantage ETF (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P 500 Equal Weight Income Advantage ETF	$13	0.26%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.26%	[16],[17]
Net Assets	$ 757,126,849
Holdings Count | Holding	526
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$757,126,849
Total number of portfolio holdings	526
Portfolio turnover rate	13%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Mizuho Bank Ltd. (Invesco S&P 500 Equal Weight ETF)	0.39%
Morgan Stanley Finance LLC (Invesco S&P 500 Equal Weight ETF)	0.34%
Goldman Sachs Group, Inc. (The) (Invesco S&P 500 Equal Weight ETF)	0.34%
Toronto-Dominion Bank (The) (Invesco S&P 500 Equal Weight ETF)	0.32%
Societe Generale S.A. (Invesco S&P 500 Equal Weight ETF)	0.31%
Citigroup, Inc. (Invesco S&P 500 Equal Weight ETF)	0.29%
Intel Corp.	0.29%
Morgan Stanley Finance LLC (Invesco S&P 500 Equal Weight ETF)	0.28%
Goldman Sachs Group, Inc. (The) (Invesco S&P 500 Equal Weight ETF)	0.27%
Citigroup, Inc. (Invesco S&P 500 Equal Weight ETF)	0.27%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Mizuho Bank Ltd. (Invesco S&P 500 Equal Weight ETF)	0.39%
Morgan Stanley Finance LLC (Invesco S&P 500 Equal Weight ETF)	0.34%
Goldman Sachs Group, Inc. (The) (Invesco S&P 500 Equal Weight ETF)	0.34%
Toronto-Dominion Bank (The) (Invesco S&P 500 Equal Weight ETF)	0.32%
Societe Generale S.A. (Invesco S&P 500 Equal Weight ETF)	0.31%
Citigroup, Inc. (Invesco S&P 500 Equal Weight ETF)	0.29%
Intel Corp.	0.29%
Morgan Stanley Finance LLC (Invesco S&P 500 Equal Weight ETF)	0.28%
Goldman Sachs Group, Inc. (The) (Invesco S&P 500 Equal Weight ETF)	0.27%
Citigroup, Inc. (Invesco S&P 500 Equal Weight ETF)	0.27%
* Excluding money market fund holdings, if any.

C000251085 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco MSCI EAFE Income Advantage ETF
Class Name	Invesco MSCI EAFE Income Advantage ETF
Trading Symbol	EFAA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco MSCI EAFE Income Advantage ETF (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco MSCI EAFE Income Advantage ETF	$19	0.36%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.36%	[18],[19]
Net Assets	$ 482,449,239
Holdings Count | Holding	713
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$482,449,239
Total number of portfolio holdings	713
Portfolio turnover rate	3%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
ASML Holding N.V.	2.02%
HSBC Holdings PLC	1.14%
AstraZeneca PLC	1.06%
Roche Holding AG	1.03%
Novartis AG	1.01%
Nestle S.A.	0.94%
Shell PLC	0.93%
Siemens AG	0.82%
Commonwealth Bank of Australia	0.76%
Mitsubishi UFJ Financial Group, Inc.	0.73%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
ASML Holding N.V.	2.02%
HSBC Holdings PLC	1.14%
AstraZeneca PLC	1.06%
Roche Holding AG	1.03%
Novartis AG	1.01%
Nestle S.A.	0.94%
Shell PLC	0.93%
Siemens AG	0.82%
Commonwealth Bank of Australia	0.76%
Mitsubishi UFJ Financial Group, Inc.	0.73%
* Excluding money market fund holdings, if any.

C000255210 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Top QQQ ETF
Class Name	Invesco Top QQQ ETF
Trading Symbol	QBIG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Top QQQ ETF (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Top QQQ ETF	$10	0.21%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.21%	[20],[21]
Net Assets	$ 35,901,480
Holdings Count | Holding	14
Investment Company Portfolio Turnover	90.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$35,901,480
Total number of portfolio holdings	14
Portfolio turnover rate	90%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	7.44%
Microsoft Corp.	5.61%
Apple, Inc.	5.09%
Amazon.com, Inc.	4.37%
Tesla, Inc.	3.93%
Alphabet, Inc., Class C	3.18%
Broadcom, Inc.	3.03%
Alphabet, Inc., Class A	2.34%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	7.44%
Microsoft Corp.	5.61%
Apple, Inc.	5.09%
Amazon.com, Inc.	4.37%
Tesla, Inc.	3.93%
Alphabet, Inc., Class C	3.18%
Broadcom, Inc.	3.03%
Alphabet, Inc., Class A	2.34%
* Excluding money market fund holdings, if any.

C000257059 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco SteelPath MLP & Energy Infrastructure ETF
Class Name	Invesco SteelPath MLP & Energy Infrastructure ETF
Trading Symbol	PIPE
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco SteelPath MLP & Energy Infrastructure ETF (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco SteelPath MLP & Energy Infrastructure ETF	$43	0.75%
*	Annualized.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.75%	[22]
Net Assets	$ 63,540,385
Holdings Count | Holding	28
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$63,540,385
Total number of portfolio holdings	28
Portfolio turnover rate	3%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Targa Resources Corp.	7.64%
Williams Cos., Inc. (The)	6.53%
TC Energy Corp.	5.95%
Plains GP Holdings L.P., Class A	5.84%
ONEOK, Inc.	4.95%
Kodiak Gas Services, Inc.	4.84%
Cheniere Energy, Inc.	4.81%
Pembina Pipeline Corp.	4.61%
Kinder Morgan, Inc.	4.56%
Enbridge, Inc.	4.49%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Targa Resources Corp.	7.64%
Williams Cos., Inc. (The)	6.53%
TC Energy Corp.	5.95%
Plains GP Holdings L.P., Class A	5.84%
ONEOK, Inc.	4.95%
Kodiak Gas Services, Inc.	4.84%
Cheniere Energy, Inc.	4.81%
Pembina Pipeline Corp.	4.61%
Kinder Morgan, Inc.	4.56%
Enbridge, Inc.	4.49%
* Excluding money market fund holdings, if any.

C000258361 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Managed Futures Strategy ETF
Class Name	Invesco Managed Futures Strategy ETF
Trading Symbol	IMF
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Managed Futures Strategy ETF (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Managed Futures Strategy ETF	$29	0.53%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.53%	[23],[24]
Net Assets	$ 301,073,688
Holdings Count | Holding	51
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$301,073,688
Total number of portfolio holdings	51

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Futures exposure*
(% of total notional exposure)
Commodity Risk (Long)	14.4%
Commodity Risk (Short)	0.6%
Currency Risk (Long)	7.9%
Currency Risk (Short)	6.4%
Equity Risk (Long)	20.2%
Equity Risk (Short)	0.7%
Interest Rate Risk (Short)	49.8%
* Futures exposure is calculated on the notional value as a percentage of total notional exposure.
Security type allocation
(% of net assets)

C000259536 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Comstock Contrarian Equity ETF
Class Name	Invesco Comstock Contrarian Equity ETF
Trading Symbol	CSTK
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Comstock Contrarian Equity ETF (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Comstock Contrarian Equity ETF	$19	0.35%
*	Annualized.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.35%	[25]
Net Assets	$ 129,335,374
Holdings Count | Holding	53
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$129,335,374
Total number of portfolio holdings	53
Portfolio turnover rate	16%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Alphabet, Inc., Class A	4.54%
Bank of America Corp.	3.80%
Cisco Systems, Inc.	3.35%
CVS Health Corp.	3.01%
Wells Fargo & Co.	3.01%
Chevron Corp.	2.76%
FedEx Corp.	2.72%
NXP Semiconductors N.V.	2.71%
State Street Corp.	2.66%
Citizens Financial Group, Inc.	2.47%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Alphabet, Inc., Class A	4.54%
Bank of America Corp.	3.80%
Cisco Systems, Inc.	3.35%
CVS Health Corp.	3.01%
Wells Fargo & Co.	3.01%
Chevron Corp.	2.76%
FedEx Corp.	2.72%
NXP Semiconductors N.V.	2.71%
State Street Corp.	2.66%
Citizens Financial Group, Inc.	2.47%
* Excluding money market fund holdings, if any.

C000259537 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco International Growth Focus ETF
Class Name	Invesco International Growth Focus ETF
Trading Symbol	MTRA
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco International Growth Focus ETF (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco International Growth Focus ETF	$26	0.54%
*	Annualized.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.54%	[26]
Net Assets	$ 142,374,923
Holdings Count | Holding	60
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$142,374,923
Total number of portfolio holdings	60
Portfolio turnover rate	44%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	9.02%
ASML Holding N.V.	5.08%
Siemens AG	3.96%
Ferguson Enterprises, Inc.	3.43%
Schneider Electric SE	3.31%
BAE Systems PLC	2.72%
Reliance Industries Ltd., GDR	2.72%
Lonza Group AG	2.68%
HSBC Holdings PLC	2.65%
Alibaba Group Holding Ltd., ADR	2.62%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	9.02%
ASML Holding N.V.	5.08%
Siemens AG	3.96%
Ferguson Enterprises, Inc.	3.43%
Schneider Electric SE	3.31%
BAE Systems PLC	2.72%
Reliance Industries Ltd., GDR	2.72%
Lonza Group AG	2.68%
HSBC Holdings PLC	2.65%
Alibaba Group Holding Ltd., ADR	2.62%
* Excluding money market fund holdings, if any.

C000259538 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco QQQ Hedged Advantage ETF
Class Name	Invesco QQQ Hedged Advantage ETF
Trading Symbol	QQHG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco QQQ Hedged Advantage ETF (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco QQQ Hedged Advantage ETF	$23	0.45%
*	Annualized.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%	[27]
Net Assets	$ 12,748,282
Holdings Count | Holding	261
Investment Company Portfolio Turnover	83.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$12,748,282
Total number of portfolio holdings	261
Portfolio turnover rate	83%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	9.41%
Alphabet, Inc., Class C	7.52%
Apple, Inc.	7.38%
Microsoft Corp.	5.81%
Amazon.com, Inc.	5.38%
Broadcom, Inc.	3.69%
Meta Platforms, Inc., Class A	3.50%
Tesla, Inc.	3.39%
Advanced Micro Devices, Inc.	2.99%
Micron Technology, Inc.	2.92%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	9.41%
Alphabet, Inc., Class C	7.52%
Apple, Inc.	7.38%
Microsoft Corp.	5.81%
Amazon.com, Inc.	5.38%
Broadcom, Inc.	3.69%
Meta Platforms, Inc., Class A	3.50%
Tesla, Inc.	3.39%
Advanced Micro Devices, Inc.	2.99%
Micron Technology, Inc.	2.92%
* Excluding money market fund holdings, if any.

C000261965 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Global Equity Net Zero ETF
Class Name	Invesco Global Equity Net Zero ETF
Trading Symbol	IQSZ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Global Equity Net Zero ETF (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Global Equity Net Zero ETF	$10	0.19%
*	Annualized.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.19%	[28]
Net Assets	$ 165,068,151
Holdings Count | Holding	501
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$165,068,151
Total number of portfolio holdings	501
Portfolio turnover rate	28%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	4.99%
Apple, Inc.	4.27%
Microsoft Corp.	2.97%
Amazon.com, Inc.	2.63%
Alphabet, Inc., Class A	2.33%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.03%
Alphabet, Inc., Class C	1.96%
Meta Platforms, Inc., Class A	1.41%
Tesla, Inc.	1.03%
Micron Technology, Inc.	0.86%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	4.99%
Apple, Inc.	4.27%
Microsoft Corp.	2.97%
Amazon.com, Inc.	2.63%
Alphabet, Inc., Class A	2.33%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.03%
Alphabet, Inc., Class C	1.96%
Meta Platforms, Inc., Class A	1.41%
Tesla, Inc.	1.03%
Micron Technology, Inc.	0.86%
* Excluding money market fund holdings, if any.

C000262117 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Core Fixed Income ETF
Class Name	Invesco Core Fixed Income ETF
Trading Symbol	GTOC
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Core Fixed Income ETF (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Core Fixed Income ETF	$12	0.24%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.24%	[29],[30]
Net Assets	$ 188,284,770
Holdings Count | Holding	674
Investment Company Portfolio Turnover	507.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$188,284,770
Total number of portfolio holdings	674
Portfolio turnover rate	507%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 3.88%, 03/31/2028	9.93%
U.S. Treasury Notes, 3.88%, 03/31/2031	5.48%
Uniform Mortgage-Backed Securities, TBA, 5.00%, 05/01/2056	5.03%
U.S. Treasury Bonds, 4.63%, 11/15/2055	4.61%
Uniform Mortgage-Backed Securities, TBA, 2.50%, 05/01/2056	3.80%
U.S. Treasury Notes, 4.13%, 02/15/2036	3.74%
Uniform Mortgage-Backed Securities, TBA, 4.50%, 05/01/2056	3.21%
Uniform Mortgage-Backed Securities, TBA, 2.00%, 05/01/2056	3.04%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 05/01/2056	2.58%
Uniform Mortgage-Backed Securities, TBA, 5.50%, 05/01/2056	2.43%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 3.88%, 03/31/2028	9.93%
U.S. Treasury Notes, 3.88%, 03/31/2031	5.48%
Uniform Mortgage-Backed Securities, TBA, 5.00%, 05/01/2056	5.03%
U.S. Treasury Bonds, 4.63%, 11/15/2055	4.61%
Uniform Mortgage-Backed Securities, TBA, 2.50%, 05/01/2056	3.80%
U.S. Treasury Notes, 4.13%, 02/15/2036	3.74%
Uniform Mortgage-Backed Securities, TBA, 4.50%, 05/01/2056	3.21%
Uniform Mortgage-Backed Securities, TBA, 2.00%, 05/01/2056	3.04%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 05/01/2056	2.58%
Uniform Mortgage-Backed Securities, TBA, 5.50%, 05/01/2056	2.43%
* Excluding money market fund holdings, if any.

C000262118 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Intermediate Municipal ETF
Class Name	Invesco Intermediate Municipal ETF
Trading Symbol	INTM
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Intermediate Municipal ETF (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Intermediate Municipal ETF	$18	0.35%
*	Annualized.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%	[31]
Net Assets	$ 101,206,081
Holdings Count | Holding	168
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$101,206,081
Total number of portfolio holdings	168
Portfolio turnover rate	40%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
M-S-R Energy Authority, Series 2009 C, RB, 7.00%, 11/01/2034	1.77%
Tulsa Municipal Airport Trust Trustees (American Airlines, Inc.), Series 2025, Ref. RB, 6.25%, 12/01/2035	1.67%
Philadelphia (City of), PA Housing Authority (PHADC Acquition Program), Series 2025 A, RB, 5.00%, 03/01/2036	1.63%
New Orleans Aviation Board, Series 2024 B, Ref. RB, 5.25%, 01/01/2041	1.60%
Wisconsin (State of) Health & Educational Facilities Authority (Mercy Health Coporation Obligated Group), Series 2026, Ref. RB, 5.00%, 12/01/2041	1.60%
Black Belt Energy Gas District (Gas), Series 2025 G, RB, 5.00%, 10/01/2035	1.56%
Southeast Energy Authority, A Cooperative District (No. 2), Series 2024 A, RB, 5.00%, 11/01/2035	1.52%
Canaveral Port Authority, Series 2018 A, RB, 5.00%, 06/01/2045	1.50%
Columbus Medical Center Hospital Authority (Piedmont Healthcare, Inc.), Series 2019, RB, 5.00%, 07/01/2026	1.48%
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment), Series 2016 A, RB, 5.00%, 07/01/2046	1.48%
* Excluding money market fund holdings, if any.
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
M-S-R Energy Authority, Series 2009 C, RB, 7.00%, 11/01/2034	1.77%
Tulsa Municipal Airport Trust Trustees (American Airlines, Inc.), Series 2025, Ref. RB, 6.25%, 12/01/2035	1.67%
Philadelphia (City of), PA Housing Authority (PHADC Acquition Program), Series 2025 A, RB, 5.00%, 03/01/2036	1.63%
New Orleans Aviation Board, Series 2024 B, Ref. RB, 5.25%, 01/01/2041	1.60%
Wisconsin (State of) Health & Educational Facilities Authority (Mercy Health Coporation Obligated Group), Series 2026, Ref. RB, 5.00%, 12/01/2041	1.60%
Black Belt Energy Gas District (Gas), Series 2025 G, RB, 5.00%, 10/01/2035	1.56%
Southeast Energy Authority, A Cooperative District (No. 2), Series 2024 A, RB, 5.00%, 11/01/2035	1.52%
Canaveral Port Authority, Series 2018 A, RB, 5.00%, 06/01/2045	1.50%
Columbus Medical Center Hospital Authority (Piedmont Healthcare, Inc.), Series 2019, RB, 5.00%, 07/01/2026	1.48%
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment), Series 2016 A, RB, 5.00%, 07/01/2046	1.48%
* Excluding money market fund holdings, if any.

C000271483 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Diversified Dividend Opportunities ETF
Class Name	Invesco Diversified Dividend Opportunities ETF
Trading Symbol	DVVY
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Diversified Dividend Opportunities ETF (the “Fund”) for the period March 16, 2026 (commencement of operations) to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment▼	Costs paid as a percentage of a $10,000 investment*
Invesco Diversified Dividend Opportunities ETF	$4	0.33%
▼	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher.
*	Annualized.

Expenses Paid, Amount	$ 4	[32]
Expense Ratio, Percent	0.33%	[33]
Net Assets	$ 2,617,929
Holdings Count | Holding	63
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$2,617,929
Total number of portfolio holdings	63
Portfolio turnover rate	6%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
JPMorgan Chase & Co.	4.51%
Alphabet, Inc., Class A	3.67%
Bank of America Corp.	2.99%
Chevron Corp.	2.53%
Broadcom, Inc.	2.42%
CVS Health Corp.	2.40%
Texas Instruments, Inc.	2.33%
Linde PLC	2.32%
Entergy Corp.	2.28%
Philip Morris International, Inc.	2.27%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
JPMorgan Chase & Co.	4.51%
Alphabet, Inc., Class A	3.67%
Bank of America Corp.	2.99%
Chevron Corp.	2.53%
Broadcom, Inc.	2.42%
CVS Health Corp.	2.40%
Texas Instruments, Inc.	2.33%
Linde PLC	2.32%
Entergy Corp.	2.28%
Philip Morris International, Inc.	2.27%
* Excluding money market fund holdings, if any.

C000271624 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Flexible Income ETF
Class Name	Invesco Flexible Income ETF
Trading Symbol	FLXI
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Flexible Income ETF (the “Fund”) for the period February 23, 2026 (commencement of operations) to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment▼	Costs paid as a percentage of a $10,000 investment*
Invesco Flexible Income ETF	$7	0.38%†
▼	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher.
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 7	[34]
Expense Ratio, Percent	0.38%	[35],[36]
Net Assets	$ 14,685,771
Holdings Count | Holding	78
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$14,685,771
Total number of portfolio holdings	78
Portfolio turnover rate	1%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
U.S. Treasury Bills, 3.62%, 05/14/2026	5.10%
Republic of South Africa Government Bond, Series 2048, 8.75%, 02/28/2048	4.62%
Federal National Mortgage Association, 4.50%, 02/01/2056	3.91%
Federal National Mortgage Association, 4.50%, 02/01/2056	3.89%
Federal National Mortgage Association, 4.50%, 12/01/2054	3.87%
Federal Home Loan Mortgage Corp., 4.50%, 12/01/2054	3.74%
Federal National Mortgage Association, 4.50%, 07/01/2052	3.08%
RCKT Mortgage Trust, Series 2026-CES1, Class A1A, 4.83%, 01/25/2056	2.91%
Angel Oak Mortgage Trust, Series 2026-2, Class A3, 5.20%, 02/25/2071	2.32%
Oracle Corp., 6.15%, 11/09/2029	2.11%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
U.S. Treasury Bills, 3.62%, 05/14/2026	5.10%
Republic of South Africa Government Bond, Series 2048, 8.75%, 02/28/2048	4.62%
Federal National Mortgage Association, 4.50%, 02/01/2056	3.91%
Federal National Mortgage Association, 4.50%, 02/01/2056	3.89%
Federal National Mortgage Association, 4.50%, 12/01/2054	3.87%
Federal Home Loan Mortgage Corp., 4.50%, 12/01/2054	3.74%
Federal National Mortgage Association, 4.50%, 07/01/2052	3.08%
RCKT Mortgage Trust, Series 2026-CES1, Class A1A, 4.83%, 01/25/2056	2.91%
Angel Oak Mortgage Trust, Series 2026-2, Class A3, 5.20%, 02/25/2071	2.32%
Oracle Corp., 6.15%, 11/09/2029	2.11%
* Excluding money market fund holdings, if any.

C000271625 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Agency MBS ETF
Class Name	Invesco Agency MBS ETF
Trading Symbol	IMTG
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Agency MBS ETF (the “Fund”) for the period February 23, 2026 (commencement of operations) to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment▼	Costs paid as a percentage of a $10,000 investment*
Invesco Agency MBS ETF	$3	0.19%†
▼	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher.
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 3	[37]
Expense Ratio, Percent	0.19%	[38],[39]
Net Assets	$ 14,760,792
Holdings Count | Holding	58
Investment Company Portfolio Turnover	181.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$14,760,792
Total number of portfolio holdings	58
Portfolio turnover rate	181%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Uniform Mortgage-Backed Securities, TBA, 2.00%, 05/01/2056	9.65%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 05/01/2056	7.93%
Government National Mortgage Association, TBA, 2.00%, 05/01/2056	5.23%
Government National Mortgage Association, TBA, 2.50%, 05/01/2056	4.86%
Uniform Mortgage-Backed Securities, TBA, 3.50%, 05/01/2056	4.85%
Government National Mortgage Association, TBA, 5.00%, 05/01/2056	4.33%
Nordea Bank Abp, 4.01%, 02/05/2027	4.75%
Royal Bank of Canada, 3.92%, 02/05/2027	4.07%
Bank of Nova Scotia, 3.93%, 02/24/2027	4.07%
Commonwealth Bank of Australia, 3.91%, 02/25/2027	4.06%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Uniform Mortgage-Backed Securities, TBA, 2.00%, 05/01/2056	9.65%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 05/01/2056	7.93%
Government National Mortgage Association, TBA, 2.00%, 05/01/2056	5.23%
Government National Mortgage Association, TBA, 2.50%, 05/01/2056	4.86%
Uniform Mortgage-Backed Securities, TBA, 3.50%, 05/01/2056	4.85%
Government National Mortgage Association, TBA, 5.00%, 05/01/2056	4.33%
Nordea Bank Abp, 4.01%, 02/05/2027	4.75%
Royal Bank of Canada, 3.92%, 02/05/2027	4.07%
Bank of Nova Scotia, 3.93%, 02/24/2027	4.07%
Commonwealth Bank of Australia, 3.91%, 02/25/2027	4.06%
* Excluding money market fund holdings, if any.

[1]	Annualized.
[2]	Annualized.
[3]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[4]	Annualized.
[5]	Annualized.
[6]	Annualized.
[7]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[8]	Annualized.
[9]	Annualized.
[10]	Annualized.
[11]	Annualized.
[12]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[13]	Annualized.
[14]	Annualized.
[15]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[16]	Annualized.
[17]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[18]	Annualized.
[19]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[20]	Annualized.
[21]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[22]	Annualized.
[23]	Annualized.
[24]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[25]	Annualized.
[26]	Annualized.
[27]	Annualized.
[28]	Annualized.
[29]	Annualized.
[30]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[31]	Annualized.
[32]	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher.
[33]	Annualized.
[34]	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher.
[35]	Annualized.
[36]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[37]	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher.
[38]	Annualized.
[39]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.